Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Accrued Liabilities	10 - ACCRUED LIABILITIES
	March 31, 2013	March 31, 2012
	$	$

Employee related accruals	64,057	30,838
Withholding tax accrual	(2,081)	1,554
Trade	4,615	20,994
	66,591	53,386